Investments in Partially Owned Entities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Nov. 01, 2014	Nov. 02, 2013	Oct. 27, 2012	Dec. 31, 2013	Sep. 30, 2014
Equity Method Investments And Income From Equity Method Investments [Abstract]
Carrying amount of investments in partially owned entities	$ 1,246,496	$ 1,249,667	$ 1,704,297						$ 1,249,667
Comprehensive Income Net of Tax	886,582	566,454	524,585
Income (Loss) From Equity Method Investments	(58,131)	(338,785)	423,126
Non-cash impairment losses	0	72,974	300,752
Impairment Losses	26,518	37,170	133,977
Condensed Financial Information For Equity Method Investments [Abstract]
Assets	21,389,000	21,773,000							21,773,000
Liabilities	17,986,000	17,982,000							17,982,000
Noncontrolling interests	104,000	96,000							96,000
Equity	3,299,000	3,695,000							3,695,000
Total revenue	13,620,000	14,092,000	15,119,000
Net (loss) income attributable to investee	(434,000)	(368,000)	1,091,000
Equity Method Investment Summarized Financial Information Gain On Sale Of Real Estate Assets			600,000
Toys R Us [Member]
Equity Method Investments And Income From Equity Method Investments [Abstract]
Equity method ownership percentage	32.60%
Equity in net income				75,196	78,542
Fair value of invesements in Toys R Us		80,062							80,062
Carrying amount of investments in partially owned entities	0	83,224							83,224
Comprehensive Income Net of Tax		3,162
Excess of investee's carrying amount over equity in net assets		162,215							162,215
Income (Loss) From Equity Method Investments	(73,556)	(362,377)	14,859
Non-cash impairment losses	355,953			75,196	78,542
Condensed Financial Information For Equity Method Investments [Abstract]
Assets						11,267,000	11,756,000
Liabilities						10,377,000	10,437,000
Noncontrolling interests						82,000	75,000
Equity						808,000	1,244,000
Total revenue						12,645,000	13,046,000	13,698,000
Net (loss) income attributable to investee						(343,000)	(396,000)	138,000
Equity Method Investment, Difference Excess Of Underlying Equity Over Carrying Amount	263,455
Toys R Us [Member] | Equity In Net Income After Income Taxes [Member]
Equity Method Investments And Income From Equity Method Investments [Abstract]
Income (Loss) From Equity Method Investments	(4,691)	(128,919)	45,267
Toys R Us [Member] | Management Fees [Member]
Equity Method Investments And Income From Equity Method Investments [Abstract]
Income (Loss) From Equity Method Investments	6,331	7,299	9,592
Toys R Us [Member] | Impairment Loss [Member]
Equity Method Investments And Income From Equity Method Investments [Abstract]
Other than Temporary Impairment Losses Investments									162,215
Income (Loss) From Equity Method Investments	(75,196)	(240,757)	(40,000)
Alexanders Inc [Member]
Equity Method Investments And Income From Equity Method Investments [Abstract]
Equity method ownership percentage	32.40%
Carrying amount of investments in partially owned entities	131,616	167,785							167,785
Excess of investee's carrying amount over equity in net assets	42,048
Income (Loss) From Equity Method Investments	30,009	24,402	218,391
Condensed Financial Information For Equity Method Investments [Abstract]
Assets	1,423,000	1,458,000							1,458,000
Liabilities	1,075,000	1,124,000							1,124,000
Equity	348,000	334,000							334,000
Total revenue	201,000	196,000	191,000
Net (loss) income attributable to investee	68,000	57,000	674,000
Equity Method Investment Summarized Financial Information Gain On Sale Of Real Estate Assets			600,000
Alexanders Inc [Member] | Equity In Net Income After Income Taxes [Member]
Equity Method Investments And Income From Equity Method Investments [Abstract]
Income (Loss) From Equity Method Investments	21,287	17,721	24,709
Alexanders Inc [Member] | Management Leasing And Development Fees [Member]
Equity Method Investments And Income From Equity Method Investments [Abstract]
Income (Loss) From Equity Method Investments	8,722	6,681	13,748
Alexanders Inc [Member] | Net Gain On Sale Of Real Estate [Member]
Equity Method Investments And Income From Equity Method Investments [Abstract]
Income (Loss) From Equity Method Investments	0	0	179,934
India real estate ventures [Member]
Equity Method Investments And Income From Equity Method Investments [Abstract]
Carrying amount of investments in partially owned entities	76,752	88,467							88,467
Income (Loss) From Equity Method Investments	(8,309)	(3,533)	(5,008)
Non-cash impairment losses	5,771
India real estate ventures [Member] | Minimum [Member]
Equity Method Investments And Income From Equity Method Investments [Abstract]
Equity method ownership percentage	4.10%
India real estate ventures [Member] | Maximum [Member]
Equity Method Investments And Income From Equity Method Investments [Abstract]
Equity method ownership percentage	36.50%
India real estate ventures [Member] | Tcg Urban Infrastructure Holdings [Member]
Equity Method Investments And Income From Equity Method Investments [Abstract]
Equity method ownership percentage	25.00%
Partially owned office buildings [Member]
Equity Method Investments And Income From Equity Method Investments [Abstract]
Carrying amount of investments in partially owned entities	760,749	621,294							621,294
Income (Loss) From Equity Method Investments	93	(4,212)	(3,770)
Other equity method investments [Member]
Equity Method Investments And Income From Equity Method Investments [Abstract]
Carrying amount of investments in partially owned entities	277,379	288,897							288,897
Income (Loss) From Equity Method Investments	(6,368)	(10,817)	103,644
Other equity method investments [Member] | Suffolk Downs [Member]
Equity Method Investments And Income From Equity Method Investments [Abstract]
Non-cash impairment losses										10,263
Impairment Losses										5,959
Asset Impairment Loan Loss Reserve										4,304
Lexington Realty Trust [Member]
Equity Method Investments And Income From Equity Method Investments [Abstract]
Income (Loss) From Equity Method Investments	0	(979)	28,740
Lexington Realty Trust [Member] | Net Gain From Stock Issuance And Asset Acquisition [Member]
Equity Method Investments And Income From Equity Method Investments [Abstract]
Income (Loss) From Equity Method Investments	0	0	28,763
Lexington Realty Trust [Member] | Impairment Loss [Member]
Equity Method Investments And Income From Equity Method Investments [Abstract]
Income (Loss) From Equity Method Investments	0	(979)	(23)
LNR [Member]
Equity Method Investments And Income From Equity Method Investments [Abstract]
Other than Temporary Impairment Losses Investments					27,231
Income (Loss) From Equity Method Investments	0	18,731	66,270
LNR [Member] | Net gain on sale [Member]
Equity Method Investments And Income From Equity Method Investments [Abstract]
Income (Loss) From Equity Method Investments	0	3,776	0
LNR [Member] | Equity In Net Income After Income Taxes [Member]
Equity Method Investments And Income From Equity Method Investments [Abstract]
Income (Loss) From Equity Method Investments	0	42,186	66,270
LNR [Member] | Impairment Loss [Member]
Equity Method Investments And Income From Equity Method Investments [Abstract]
Income (Loss) From Equity Method Investments	0	(27,231)	0
All Equity Method Investees Excluding Toys [Member]
Equity Method Investments And Income From Equity Method Investments [Abstract]
Carrying amount of investments in partially owned entities	1,246,496	1,166,443							1,166,443
Income (Loss) From Equity Method Investments	$ 15,425	$ 23,592	$ 408,267